Capital Stock - Non-vested Stock Option Activity and Related Information (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Nonvested Stock Option Activity [Line Items]
Options Outstanding Non-Vested Stock Options-beginning of year	1,057	2,160	2,684
Options, Granted	433	96	733
Options, Vested	(747)	(1,071)	(1,084)
Options, Forfeited	(20)	(128)	(173)
Options Outstanding Non-Vested Stock Options-end of year	723	1,057	2,160
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options-beginning of Year	$ 6.40	$ 6.36	$ 6.56
Weighted-Average Grant Date Fair Value, Granted	$ 8.72	$ 11.27	$ 8.16
Weighted-Average Grant Date Fair Value, Vested	$ 5.44	$ 6.18	$ 7.48
Weighted Average Grant Date Fair Value, Forfeited	$ 8.24	$ 11.47	$ 10.06
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options-end of year	$ 8.74	$ 6.40	$ 6.36